1933 Act Registration No. 002-59115
                                              1940 Act Registration No. 811-2747

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 41

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 41
                        (Check appropriate box or boxes)

                          IAI INVESTMENT FUNDS I, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices, Zip Code)

                                 (612) 376-2000
              (Registrant's Telephone Number, including Area Code)

                              Steven G. Lentz, Esq.
                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):
      _X_  immediately upon filing pursuant to paragraph (b)
      ____ on (date) pursuant to paragraph (b)
      ____ 60 days after filing pursuant to paragraph (a)(1)
      ____ on (date) pursuant to paragraph (a)(1)
      ____ 75 days after filing pursuant to paragraph (a)(2)
      ____ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                IAI MUTUAL FUNDS

                                  IAI BOND FUND














PROSPECTUS   April 1, 2000






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----
Fund Summary..............................................................................................   3
     Objective............................................................................................   3
     Principal Investment Strategies......................................................................   3
     Principal Risks......................................................................................   3
     Fund Performance.....................................................................................   5
     Fees and Expenses....................................................................................   5

Buying and Selling Shares.................................................................................   6
     How to Buy Shares....................................................................................   6
     How to Sell Shares...................................................................................   8
     Exchange Privilege...................................................................................  11
     Authorized Telephone Trading.........................................................................  11
     Statements and Confirmations.........................................................................  12
     Shareholder Reports..................................................................................  12

Dividend and Capital Gains Distributions..................................................................  12

Taxes.....................................................................................................  13
     Taxes on Distributions...............................................................................  13
     Taxes on Transactions................................................................................  13


Fund Management...........................................................................................  13
     Investment Adviser...................................................................................  13
     Portfolio Manager....................................................................................  14


More Information on Investment Strategies and Risks.......................................................  14
     Investment Strategies................................................................................  14
     Effective Duration...................................................................................  15
     Temporary Defensive Investments......................................................................  15
     Portfolio Turnover...................................................................................  15
     Principal Risks......................................................................................  16

Financial Highlights......................................................................................  19



                                  FUND SUMMARY

This section briefly describes the objective, principal investment strategies and principal risks of IAI Bond Fund ("the Fund"). It also provides you with information on the Fund's performance and expenses. For further information on the Fund, please read the section entitled "More Information on Investment Strategies and Risks."

OBJECTIVE

The Fund's investment objective is to provide shareholders with a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds and other debt securities that are rated investment grade at the time of purchase or that are unrated and judged to be of comparable quality by the Fund's adviser. At least 65% of the Fund's total assets will be invested in debt securities. Although the Fund generally does not purchase common stocks directly, it may invest up to 10% of its net assets in convertible securities and preferred stock. The Fund's investments may include foreign securities. However, the Fund does not expect to invest more than 25% of its total assets in foreign securities, or more than 15% of its total assets in non-dollar denominated foreign securities.



Although the Fund invests primarily in investment grade securities, it also may invest up to 15% of its total assets in securities rated lower than investment grade at the time of purchase, or "junk bonds." However, the Fund will not invest in junk bonds rated lower than B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, judged to be of comparable quality by the Fund's adviser.



The Fund may enter into futures contracts, options on futures contracts and currency forward contracts. The Fund intends to use these derivative instruments primarily for hedging purposes, although it may use them for non-hedging purposes to a limited extent. To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions.

The Fund's adviser employs a "top-down" approach in selecting securities for the Fund. First, the adviser determines its economic outlook and the direction in which it expects interest rates to move. Based on these factors, the adviser makes duration and yield curve decisions and determines the Fund's sector allocation. Selections of individual securities that fall within the appropriate parameters are based on the adviser's analysis of the individual security and its relative value compared to other securities in the marketplace. The Fund's adviser anticipates that the average effective duration for the Fund's portfolio securities will range from 3 1/2 to 7 1/2 years. This range may change, however, due to market conditions and other economic factors.

PRINCIPAL RISKS

The principal risks that could adversely affect the Fund's share price and yield include:

o INTEREST RATE RISK. Prices of the Fund's debt securities will generally fall when interest rates rise. One measure of interest rate risk is effective duration, explained under "More Information on Investment Strategies and Risks -- Investment Strategies." The longer the Fund's effective duration, the greater its interest rate risk.

o INCOME RISK. The Fund's income could decline due to falling market interest rates.

o CREDIT RISK. The Fund is subject to the risk that the issuers of debt securities it holds will not make timely payments of interest or principal on the securities. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below.

o RISKS OF NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities.

o CALL RISK. The Fund is subject to the risk that, during periods of falling interest rates, an issuer of debt securities will "call" -- or repay -- its high-yielding bonds before their maturity date. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

o RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying the Fund's mortgage- and asset-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new investments are falling, reducing the Fund's income. On the other hand, rising interest rates could cause prepayments of the obligations to slow, which would lengthen the duration of the Fund's mortgage- and asset-backed securities and cause their prices to decline.

o RISKS OF FOREIGN SECURITIES. Investing in foreign securities typically involves risks not associated with U.S. investing. Risks of foreign investing include the risk that the Fund may experience a decline in net asset value resulting from changes in exchange rates between the U.S. dollar and foreign currencies, the risk of adverse political and economic developments, and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of Fund assets.

o RISKS OF PREFERRED STOCKS AND CONVERTIBLE SECURITIES. The risks associated with investing in preferred stocks and convertible securities are similar to the risks of investing in equity securities, including the risk that the prices of the securities will decline in response to the activities of the issuing company or in response to general market and/or economic conditions.

o RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Successful use of these instruments depends on the adviser's ability to correctly forecast the direction of market movements. The Fund's performance could be worse than if the Fund had not used these instruments if the adviser's judgment proves incorrect. In addition, even if the adviser's forecast is correct, there may be an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged.

o RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the Fund's share price. It could also diminish the Fund's investment performance if the adviser does not predict mortgage prepayments and interest rates correctly.

You can lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The bar chart and table on the left provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1, 5 and 10 years to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

         20%--
         15%
         10%--
         5%--
         0%--
         - 5%--


              7.07%     17.32%   6.80%      12.32%   (4.92%)    16.25%     4.12%      10.85%   5.58%      (3.47%)
              1990      1991     1992       1993     1994        1995       1996      1997     1998       1999

Best Quarter:                    Quarter ended December 31, 1990   7.67%
Worst Quarter:                   Quarter ended March 31, 1992     (3.68)%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                         1 YEAR                      5 YEARS                     10 YEARS
BOND FUND                                (3.47%)                      6.46%                        6.96%
LEHMAN BROTHERS AGGREGATE                (0.82%)                      7.73%                        7.70%
BOND INDEX *

--------------------------
* Includes U.S. Treasury and government agency securities, mortgage-backed obligations and corporate bonds rated investment grade or higher. All issues must have at least one year left to maturity and an outstanding par value of at least $100 million.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets. The figures below are based on expenses during the fiscal year ended November 30, 1999.


             SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                      Maximum Sales Charge (Load)                                     None
                      Imposed on Purchases
                      Maximum Deferred Sales Charge (Load)                            None
             ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM
             FUND ASSETS) (as a % of average net assets)
                      Management Fees                                                 1.10%*
                      Distribution and Service (12b-1) Fees                           None
                      Other Expenses                                                  None
                      Total Annual Fund Operating Expenses                            1.10%*

                  * Actual management fees and total Fund operating expenses were 1.07% for the fiscal year ended November 30, 1999 as a result of fee waivers by the Fund's adviser, Investment Advisers, Inc. ("IAI"). IAI will limit its management fee to 0.90% of average daily net assets through March 31, 2001. Although it has no current intention of doing so, IAI may discontinue this limitation at any time after March 31, 2001, upon 30 days written notice to shareholders.
EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year                                $   112
                   3 years                               $   350
                   5 years                               $   606
                   10 years                              $ 1,340


                            BUYING AND SELLING SHARES

HOW TO BUY SHARES


You may purchase Fund shares either directly through the Fund or through certain securities dealers. These dealers have the responsibility to promptly transmit orders and may charge a processing fee. The Fund may reject any purchase order at any time.


MINIMUM INVESTMENTS


The Fund is a member of the IAI Family of Funds, a family of mutual funds advised by Investment Advisers, Inc. ("IAI"). The minimum initial investment to establish an account with the IAI Family of Funds is $5,000 for a retail account and $2,000 for an IRA account. In each case, your initial investment may be allocated in any way you wish among the Fund and other funds in the IAI Family of Funds, so long as no less than $1,000 is allocated to any one fund. Once you have met the account minimum, subsequent purchases can be made for as little as $100.


DETERMINING YOUR PURCHASE PRICE


Your purchase price will be equal to the Fund's net asset value ("NAV") per share next calculated after your order is placed in proper form. To make sure that your order is in proper form, please follow the directions for purchasing shares given below. No sales load or commission is charged when you purchase shares. NAV is determined as of the close of regular trading on the New York Stock Exchange each day the exchange is open.


The Fund's NAV per share is computed by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. The Fund values investments for which market quotations are readily available at market value. It values short-term investments maturing within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar will affect the Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value by the Fund's Board of Directors or its delegates.

INVESTING BY MAIL


To invest by mail, send a completed, signed application and a check payable to "IAI Funds" to one of the following addresses:

Regular Mail                                       Overnight Mail
------------                                       --------------
IAI Mutual Funds                          IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E. Michigan St., Third Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202


Third party checks will not be accepted for initial account investments. After the Fund receives your completed purchase order, your account will be credited with the number of full and fractional shares that can be purchased at the next determined net asset value.

For assistance in completing the application, please contact IAI Shareholder Services at 1-800-945-3863.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:


         Firstar Bank, N.A.
         777 E. Wisconsin Ave.
         Milwaukee, WI 55302
         ABA Number:  075000022
         Credit:  Firstar Mutual Fund Services, LLC
         Account #112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder Account #, Shareholder Name)


If you are purchasing by wire for a new account, you must do the following before you wire funds:

o call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;


o        obtain instructions and an application form; and

o        complete the application and send it to:

                           IAI Mutual Funds
                           c/o Firstar Mutual Fund Services, LLC
                           P.O. Box 701
                           Milwaukee, WI 53201-0701


Your completed application must be received by the Fund before your wire is sent.

Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.


Wire orders will be accepted only on days when your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by the Fund. The Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. The Fund may reject your wire order if it does not contain the required information stated above. If the Fund rejects your wire order, your money will be returned promptly, less any costs incurred by the Fund or the Fund's transfer agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Fund or the Fund's transfer agent.

MAKING ADDITIONAL INVESTMENTS

You can make additional investments to your existing account by mail, by wire or by exchanging shares of another fund in the IAI Family of Funds for Fund shares. You also can make additional investments to your existing account directly from your bank account by utilizing the Automated Clearing House (ACH) system. If you did not establish this option when you opened your account, call IAI Shareholder Services at 1-800-945-3863.


RETIREMENT PLANS

Shares of the Fund may be an appropriate investment for various retirement plans. If you would like information about establishing an Individual Retirement Account or other retirement plan, please call IAI Shareholder Services at 1-800-945-3863.

All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.

AUTOMATIC INVESTMENT PLAN


Following a minimum initial investment, you may arrange to make regular investments of $100 or more each month through automatic deductions from your checking or savings account. To participate in this program, simply complete the Automatic Investment Plan portion of your application and return it to the Fund. You can set up the Automatic Investment Plan if your financial institution is a member of ACH. You will receive quarterly confirmations of all transactions and dividends under the Plan.


If you wish to change or terminate your participation in the Automatic Investment Plan you must provide the Fund with written notice. Your instructions must be received by 10 days prior to the date the change or termination is to take place.

HOW TO SELL SHARES

You may redeem your shares on any day the New York Stock Exchange is open. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by the Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.

BY MAIL

If you redeem by mail, your redemption price will be equal to the Fund's net asset value per share next determined following receipt by the Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to the Fund at one of the following addresses:

Regular Mail                                        Overnight Mail
------------                                        --------------
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E Michigan St., Third Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202


Your request should include the following information:

         o        name of the Fund,

         o        account number,

         o        dollar amount or number of shares to be redeemed,

         o        name on the account, and

         o        signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if:

         o you would like the proceeds from the sale to be paid to someone other than the shareholder of record, or

         o you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:


         o You must have completed the Telephone Options section of the account application.


         o        Telephonic redemptions are limited to $50,000.

         o Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

         o        Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS


         BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:


         o A minimum amount of $1,000 is required to wire redemption proceeds.

         o Proceeds will be wired on the next business day after your redemption request.

         o Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.

To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:


         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         BY ACH. When you redeem by telephone, you may have the proceeds sent to your bank account by an Automatic Clearing House Transfer if you provided the required information at the time you opened your account. Proceeds sent by ACH transfer should be credited the second day after the redemption. ACH is an automated method of initializing payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks and credit unions. For assistance, please contact IAI Shareholder Services at 1-800-945-3863.


         BY CHECK. Normally the Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, the Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 15 days from the date of purchase.

INVOLUNTARY REDEMPTIONS

If your account balance falls below $500 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $500 within six months of the date the notice was mailed, the Fund may redeem your account.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Cash Withdrawal Plan under which you may automatically redeem a fixed dollar amount of Fund shares on either a monthly or quarterly basis. Under the Systematic Cash Withdrawal Plan:

         o        Automatic redemptions must be for $100 or more.

         o Shares will be redeemed at the net asset value determined on the 15th of the applicable month (or the next business day).

         o All income dividends and capital gains distributions must be reinvested in Fund shares.

         o Confirmations of all transactions and distributions will be sent to you quarterly.

Plan application forms are available through the Fund. If you would like assistance in completing the application, contact IAI Shareholder Services at 1-800-945-3863.

EXCHANGE PRIVILEGE

You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that Fund's purchase requirements. There currently is no fee to exchange shares.


The Fund generally limits exchanges to four per calendar year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Fund may change or cancel its exchange privilege at any time.


When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes, and you may have a taxable capital gain or loss.

You may exchange shares by notifying the Fund in writing or, if you have authorized the Fund to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

         AUTOMATIC EXCHANGE PLAN

         You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

         o If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

         o Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

         o If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

         o        You may not close an account through the Automatic Exchange
                  Plan.

AUTHORIZED TELEPHONE TRADING


As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs.


Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.


The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Fund will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

STATEMENTS AND CONFIRMATIONS

Whenever you buy or sell shares of the Fund, IAI will send you a confirmation statement showing how many shares you bought or sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. Please review carefully all of the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify the Fund immediately in writing if there is an error. If you do not provide the Fund with notice of an error within 60 days of non-automatic transactions, or within 60 days of the date of your consolidated quarterly statement in the case of automatic transactions, you will be deemed to have ratified the transaction.

SHAREHOLDER REPORTS

Shareholder reports will be sent to you semi-annually. These reports contain financial information about the Fund, including a list of investment securities held. To reduce the volume of mail you receive, only one copy of Fund reports may be mailed to your household (same surname and address). Please call IAI Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

                    DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays dividends from net investment income monthly and distributes realized capital gains, if any, annually.

When you open an account, you should specify on your application how you want to receive your distributions. The Fund offers three options:

         o full reinvestment -- your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund;

         o capital gains reinvestment -- your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; or

         o cash-- your income dividends and capital gain distributions will be paid in cash.

If you elect to receive distributions in cash, they can be sent to you by check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network.

If you do not select an option when you open your account, the Fund will automatically reinvest all distributions in additional Fund shares.

The Fund also has a Directed Dividend service which allows you to invest your dividends and/or capital gain distributions into another IAI Mutual Fund. Contact IAI Shareholder Services at 1-800-945-3863 for details.

Prior to purchasing shares of the Fund, you should consider the impact of dividend or capital gains distributions which are expected to be announced, or which have been announced but not paid. If you purchase shares shortly before the record date for such a distribution, you will pay the full price for the shares and then receive a portion of that price back shortly thereafter as a taxable distribution.

                                      TAXES

Some of the common tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. Because everyone's tax situation is unique, be sure to consult with your tax adviser.

TAXES ON DISTRIBUTIONS

The Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax advantaged account).

Distributions paid from the Fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions paid from the Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The Fund's distributions are expected to consist primarily of ordinary income.

TAXES ON TRANSACTIONS

The sale or exchange of Fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

Information about the tax status of each year's distributions will be mailed annually.

                                 FUND MANAGEMENT

INVESTMENT ADVISER

Investment Advisers, Inc. ("IAI") is the Fund's investment adviser. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.


The Fund has entered into a Management Agreement with IAI under which IAI provides the Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreement for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. IAI may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing some of these services to Fund shareholders. The Management Agreement requires IAI to pay all of the Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses. The Fund pays IAI an annual fee under the Management Agreement. During its most recent fiscal year, the Fund paid IAI a management fee equal to 1.07% of the Fund's average daily net assets (after voluntary fee waivers). Because IAI is paying the Fund's operating expenses, this fee represents the Fund's total expenses for the fiscal year. IAI has agreed to limit its management fee to 0.90% of average daily net assets through March 31, 2001.

PORTFOLIO MANAGER

Larry Hill is responsible for the Fund's day-to-day investment decisions. Mr. Hill is IAI's Chief Fixed Income Officer and has managed the Fund since joining IAI in 1984.


               MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES

The principal investment strategies of the Fund, which are summarized above under "Fund Summary," are described in more detail below. These are the strategies that IAI believes are most likely to be important in trying the achieve the Fund's objective. Of course, there is no guarantee that the Fund will achieve its objective. Although not considered principal strategies, you should be aware that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.

The Fund invests primarily in bonds and other debt securities that are rated investment grade at the time of purchase or that are unrated and judged by IAI to be of comparable quality. Investment grade securities are rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). Commercial paper in which the Fund invests must be rated at lease Prime-2 by Moody's or A-2 by S&P or be issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or S&P.

Debt securities in which the Fund invests may include:

                  CORPORATE DEBT OBLIGATIONS. These are debt securities such as bonds, debentures and notes issued by corporations for the purpose of raising capital by borrowing. These securities generally represent a promise by the corporation to make periodic payments of interest and to repay principal on a specified date.

                  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Treasury securities, and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued by government and non-government entities. These securities are secured by and payable from pools of mortgage loans. The Fund's investments in mortgage-backed securities may include collateralized mortgage obligations (CMOs). These are derivative mortgage securities secured by pools of mortgage loans or other mortgage-backed securities.

                  ASSET-BACKED SECURITIES. Asset-backed securities are bonds or notes backed by loan paper (such as automobile loans or home equity loans) or accounts receivable originated by banks, credit card companies or other providers of credit.

                  ZERO COUPON SECURITIES. These securities do not pay interest currently. They are issued at deep discounts from their face value and mature at their face value.

                  PAYMENT-IN-KIND BONDS. These securities pay interest through the issuance of additional securities, rather than paying cash.

                  SHORT-TERM DEBT SECURITIES. These investments may include bank certificates of deposit, bankers' acceptances and commercial paper.

Although the Fund invests primarily in investment grade securities, it also may invest up to 15% of its total assets in non-investment grade securities, or "junk bonds." However, the Fund will not invest in junk bonds rated lower than B by Moody's or S&P or, if unrated, judged to be of comparable quality by IAI. If a security is downgraded to a rating below B or, if unrated, is no longer of a quality comparable to a security rated B, as determined by IAI, the Fund may retain the security if IAI believes it to be in the Fund's best interest.

The Fund may invest in securities issued by foreign governments, supranational entities and other foreign issuers, consistent with the rating requirements discussed above. The Fund does not expect to invest more than 25% of its total assets in foreign securities, or more than 15% of its total assets in non-dollar denominated foreign securities.

The Fund may enter into futures contracts on securities, financial indexes and foreign currencies and options on those contracts, and it may enter into currency forward contracts. The Fund intends to use these derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. However, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return, provided that no more than 5% of the Fund's assets will be committed to initial margin deposits and option premiums on futures and options contracts entered into for non-hedging purposes (not including any options that are in-the-money).

To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions. In this type of transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

EFFECTIVE DURATION

The Fund anticipates that the average effective duration for its portfolio securities will range from 3 1/2 to 7 1/2 years. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, because the calculation requires assumptions about prepayment rates.

TEMPORARY DEFENSIVE INVESTMENTS

In an attempt to respond to adverse market, economic, political or other conditions, the Fund, as a temporary defensive measure, may hold up to 100% of its total assets in cash or cash equivalents and short-term securities, including money market securities. These investments may result in a lower yield than would be available from longer-term investments and may prevent the Fund from achieving its investment objective.

PORTFOLIO TURNOVER

Fund managers actively trade portfolio securities, resulting in very high portfolio turnover rates. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which could decrease Fund performance. The "Financial Highlights" section of this prospectus shows the Fund's historical portfolio turnover rate.

PRINCIPAL RISKS

The principal risks of investing in the Fund are summarized above under "Fund Summary." More information about Fund risks is presented below.

INTEREST RATE RISK

Debt securities in the Fund's portfolio will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK

The Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK

The Fund is subject to the risk that the issuers of debt securities it holds will not make payments on the securities or that the other party to a contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and the shares of the Fund. Also, a change in the credit quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below. When the Fund purchases unrated securities, it will depend on IAI's analysis of credit risk more heavily than usual.

RISKS OF NON-INVESTMENT GRADE SECURITIES

The Fund may invest in non-investment grade debt securities, which are commonly known as "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. Junk bonds generally have more volatile prices and carry more risk to principal than investment grade securities. Junk bonds may be more susceptible to real or perceived adverse economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, the secondary trading market may be less liquid than the market for investment grade securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for junk bonds.

CALL RISK

Call risk is the possibility that corporate bonds held by the Fund will be repaid prior to maturity. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specified price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. If bonds in the Fund's portfolio were called, the Fund would most likely be forced to invest the unanticipated proceeds in lower yielding securities, resulting in a decline in the Fund's income.

PREPAYMENT RISK

Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-backed securities or prepay the debt obligations underlying asset-backed securities. The Fund must reinvest the prepayments at a time when interest rates on new investments are falling, reducing the income of the Fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK

Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages and other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short or medium duration mortgage- or asset-backed security into a longer duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF FOREIGN SECURITIES

Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers. Because the Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund's portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any. Other risks include the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.

RISKS OF PREFERRED STOCKS AND CONVERTIBLE SECURITIES

Preferred stocks are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings or assets. Convertible securities are debt obligations of corporations that are convertible into or exchangeable for equity securities or debt obligations that carry the right to acquire equity securities. The risks associated with investing in preferred stocks and convertible securities are different from those traditionally associated with investing in debt securities. These risks are similar instead to the risks associated with investing in equity securities, including the risk that the prices of the securities will decline in response to the activities of the issuing company or in response to general market and/or economic conditions.

RISKS OF DOLLAR ROLL TRANSACTIONS

In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the Fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the Fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit the Fund will depend upon IAI's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the Fund increases the amount of the Fund's assets that are subject to market risk, which could increase the volatility of the Fund's share price.

RISKS OF DERIVATIVE INSTRUMENTS

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the direction that IAI anticipates;

o an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

If the Fund uses derivative instruments and if IAI's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

MANAGER RISK

IAI manages the Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute the Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objective.

                              FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


                                    BOND FUND



                                                            YEARS ENDED NOVEMBER 30,
                                                     1999     1998      1997     1996    1995
                                                   ---------------------------------------------
NET ASSET VALUE
  Beginning of period                              $ 9.53   $ 9.49    $ 9.32   $ 9.34   $ 8.65

OPERATIONS
  Net investment income                               .61**    .58       .54      .56      .58
  Net realized and unrealized gains (losses)         (.83)     .04       .19      .04      .72
                                                   ---------------------------------------------
  TOTAL FROM OPERATIONS                              (.22)     .62       .73      .60     1.30
                                                   ---------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (.69)    (.58)     (.56)    (.62)    (.61)
                                                   ---------------------------------------------
TOTAL DISTRIBUTIONS                                  (.69)    (.58)     (.56)    (.62)    (.61)
                                                   ---------------------------------------------

NET ASSET VALUE
  End of period                                    $ 8.62   $ 9.53    $ 9.49   $ 9.32    $9.34
                                                   =============================================

Total investment return*                            (2.46)%   6.68%     8.15%    6.85%   15.46%

Net assets at end of period (000's omitted)      $ 19,083 $ 51,359  $ 68,620 $ 86,803  $77,526

RATIOS
  Expenses to average daily net assets               1.07%*** 1.10%     1.10%    1.10%    1.09%
  Net investment income to average net daily assets  6.76%    5.85%     5.74%    6.20%    6.32%
Portfolio turnover rate (excluding short-term
 securities)                                        147.8%   280.3%    482.2%   342.4%   424.7%

--------------------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.

** Net investment income per share represents net investment income divided by the average shares outstanding throughout the year


*** Effective September 1, 1999, Advisers agreed to limit the fee to 0.90% of average net assets. Absent this voluntary limitation the ratio of expenses to average net assets would have been 1.10%.

                    FOR MORE INFORMATION ABOUT IAI BOND FUND

The Fund's statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain free copies of these materials by calling the Fund toll free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1/800-SEC-0330.

Information about the Fund is also available on the Internet. Text only versions of Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.












SEC file number: 811 - 2747

                                  IAI BOND FUND
                                   A SERIES OF
                          IAI INVESTMENT FUNDS I, INC.



                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 1, 2000

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS FOR IAI BOND FUND (THE "FUND") DATED APRIL 1, 2000, AND SHOULD BE READ IN CONJUNCTION THEREWITH. THE FINANCIAL STATEMENTS INCLUDED AS PART OF THE FUND'S ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999 ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE FUND'S PROSPECTUS AND/OR ANNUAL REPORT ARE AVAILABLE, WITHOUT CHARGE, BY WRITING OR CALLING THE FUND'S TRANSFER AGENT, FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701 (TELEPHONE NUMBER 1-800-945-3863).


                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----

INVESTMENT OBJECTIVE AND STRATEGIES.....................................................................      2

INVESTMENT RESTRICTIONS.................................................................................     18

INVESTMENT PERFORMANCE..................................................................................     20

MANAGEMENT..............................................................................................     22

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.................................................     25

LEGAL COUNSEL...........................................................................................     25


INDEPENDENT AUDITORS....................................................................................     25


PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE......................................................     26

CAPITAL STOCK...........................................................................................     27

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................................     27

NET ASSET VALUE AND PUBLIC OFFERING PRICE...............................................................     27

PURCHASES AND REDEMPTIONS OF SHARES.....................................................................     28

TAX STATUS..............................................................................................     28

LIMITATION OF DIRECTOR LIABILITY........................................................................     30

SHAREHOLDER MEETINGS....................................................................................     31

FINANCIAL STATEMENTS....................................................................................     31

APPENDIX A - RATINGS OF DEBT SECURITIES.................................................................    A-1


                       INVESTMENT OBJECTIVE AND STRATEGIES

         IAI Bond Fund (the "Fund") is a diversified series of an open-end, management investment company. The investment objective and principal investment strategies of the Fund are discussed in the Prospectus under "Fund Summary" and "More Information on Investment Strategies and Risks." The Fund's investment objective may not be changed without shareholder approval.

         Investors should understand that all investments are subject to various risks. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment strategies will be successful, or that its investment objective will be attained. Certain of the Fund's principal investment strategies are discussed in more detail below. In addition, the Fund may also use strategies and invest in securities that are not described in the Prospectus, but that are described below.

REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements relating to the securities in which it may invest. A repurchase agreement, which is functionally equivalent to a loan by the Fund, involves the purchase of securities by the Fund with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in the Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

         The Fund may engage in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Investment Advisers, Inc. ("IAI"), the Fund's investment adviser and manager. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. The Fund does not currently intend to invest more than 5% of its net assets in reverse repurchase agreements.

BANK BORROWING

         The Fund may borrow from banks for temporary or emergency purposes. If the Fund Borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund currently has a line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. The Fund does not currently intend to borrow (either from banks or through reverse repurchase agreements) an amount exceeding 5% of its net assets.

SECURITIES OF FOREIGN ISSUERS

         The Fund may invest in securities of foreign issuers. However, the Fund does not intend to invest more than 25% of the value of its total assets in non-dollar denominated securities of foreign issuers. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Furthermore, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. There is generally less government supervision and regulation of foreign bond markets, brokers and companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Fund is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair its operations as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

         The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. The expense ratio of the Fund should not be materially affected by the Fund's investment in foreign securities.

U.S. GOVERNMENT SECURITIES

         The Fund may invest in securities of, or guaranteed by, the United States Government, its agencies or instrumentalities. These securities include:

                  1. United States Treasury obligations, such as Treasury Bills (which have original maturities of one year or less), Treasury Notes (which have original maturities of one to ten years) and Treasury Bonds (which have original maturities generally greater than ten years);

                  2. obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury, such as Government National Mortgage Association ("Ginnie Mae") modified pass-through certificates;

                  3. obligations which are secured by the right of the issuer to borrow from the United States Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and

                  4. obligations which are supported by the credit of the government agency or instrumentality itself (but are not backed by the full faith and credit of the United States Government) such as securities of the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"), including pass-through securities and participation certificates thereof.

         Guarantees as to the timely payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. In the case of securities in which the Fund invests that are not backed by the "full faith and credit" of the United States government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States government itself in the event the agency or instrumentality does not meet its commitment.

         The Fund's investments in U.S. government securities may include U.S. Treasury inflation-protection securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July, and October. They have been issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and every six months the security will pay interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is based to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses.

ILLIQUID SECURITIES

         The Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

         (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

         (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

         (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

         Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

         1.       the frequency of trades and quotes for the security;

         2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

         3.       dealer undertakings to make a market in the security; and

         4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of the Fund's investments could be impaired if trading declines.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Fund may invest in variable or floating rate instruments. Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

         The Fund may purchase securities on a delayed-delivery or when-issued basis and purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, such Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         The Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

         No more than 20% of the Fund's net assets may be invested in when-issued, delayed delivery or forward commitment transactions. Of such 20%, no more than one-half (i.e., 10% of net assets) may be invested in when-issued, delayed delivery or forward commitment transactions without the intention of actually acquiring securities (i.e., dollar roll transactions).

DOLLAR ROLLS

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which such Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and lower forward price for the futures purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date appropriate liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon IAI's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities that are Agency Pass-Through Certificates, Private Pass-Throughs or collateralized mortgage obligations ("CMOs") as defined and described below.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         The Fund may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o As discussed above with respect to pass-through mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.

ASSET-BACKED SECURITIES

         The Fund may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

         Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

ZERO COUPON BONDS

         The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

         The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

PAYMENT-IN-KIND BONDS

         The Fund may invest in bonds the interest on which may be paid in other securities rather than cash (PIKs). Typically, during a specified term prior to the bond's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in bonds, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting principles, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code.

LOWER-RATED DEBT SECURITIES

         Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

         The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet such Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

INDEXED SECURITIES

         The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of the Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         The Fund may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivable), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IAI's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.


         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Fund limits the amount of the assets that it invests in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating the financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MUNICIPAL OBLIGATIONS

         The Fund may invest in municipal bonds and other municipal obligations when these securities appear to offer more attractive returns than taxable securities. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivision.

         The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds.

General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific a revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on municipal obligations in which the Funds may invest.

ADJUSTING INVESTMENT EXPOSURE

         Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

         Such techniques and instruments may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain , consistent with any limitations imposed by the Commodity Futures Trading Commission. See "Limitations on Futures and Options Transactions" below. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques and instruments successfully will depend on IAI's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

         SWAP AGREEMENTS. The Fund may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.

Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with the Fund's investment objective and policies.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Fund will segregate appropriate liquid assets to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         FOREIGN CURRENCY TRANSACTIONS. The Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

         In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Fund.

         FUTURES CONTRACTS. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS. When the Fund writes (i.e., sells) a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

         If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. Although the Fund intends to purchase and sell options and futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS. The Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. The Fund may engage in options and futures transactions relating to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate appropriate liquid assets in the amount prescribed. These securities will be marked to market daily to assure that coverage requirements are met. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

         The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money, such amount may be excluded in computing such five percent.

                             INVESTMENT RESTRICTIONS

The Fund is subject to certain policies and restrictions which, along with the Fund's investment objective, are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of the Fund and may be changed by the Board of Directors without shareholder approval.

         The Fund may not:

         1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

         As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

         2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         For purposes of applying this restriction, the Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

         3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

         4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

         To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

         5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

         7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

         For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

         8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

         9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

                  For purposes of applying this restriction, the Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

         11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

         13. Participate on a joint or a joint and several basis in any securities trading account.

         14. Invest more than 15% of its net assets in illiquid investments.

         15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

         Any of the Fund's investment strategies set forth in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PORTFOLIO TURNOVER


         The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The decrease in the Fund's portfolio turnover rate over the two most recently completed fiscal years was the result of the Fund's portfolio manager utilizing a market neutral approach in managing the Fund. The Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".


                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Fund may refer to monthly, quarterly, yearly, cumulative and average annual total returns. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Monthly, quarterly and yearly total returns are computed in the same manner as cumulative total return, as set forth below.

         Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR = (ERV-P) 100
                                  -----
                                     P
         Where:            CTR      =       Cumulative total return;
                           ERV      =       ending redeemable value at the end
                                            of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period; and
                           P        =       initial payment of $1,000


         The Fund's cumulative total return from the Fund's inception on August 18, 1977 through November 30, 1999 was 532.71%.


         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 n
                           P(1+T) = ERV

         Where:            P        =       a hypothetical initial payment of
                                            $1,000;
                           T        =       average annual total return;
                           n        =       number of years; and
                           ERV      =       ending redeemable value at the end
                                            of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period.


         The average annual total returns of the Fund for the one, five and ten year periods ended November 30, 1999 were (2.46%), 6.78% and 7.04%, respectively.


         The Fund may quote yield figures from time to time. The "yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

The yield formula is as follows:

                                              6
                           YIELD = 2[(a-b + 1)  -1]
                                      ---
                                      cd

                  Where: a = dividends and interest earned during the period. b = expenses accrued for the period (net of reimbursements).
                           c = the average daily number of shares outstanding
                               during the period that were entitled to receive dividends.
                           d = the net asset value of the Fund.


         The Fund's yield for the thirty-day period ended November 30, 1999 was 7.61%.

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance.

         The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.

         For example, (1) the Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (ii) the Salomon Brothers Broad Investment Grade Index; (iii) the Shearson Lehman Brothers Government/Corporate Bond Index; and (iv) the performance of U.S. government and corporate bonds, notes and bills. (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund;
(3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic business, investment, or financial environment in which the Fund operates; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the instruments in which the Fund invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular instruments.

                                   MANAGEMENT

         Under Minnesota law, the Fund's Board of Directors is generally responsible for the overall operation and management of the Fund.

         The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.

Name and Address                          Age    Position       Principal Occupation(s) During Past 5 Years
----------------                          ---    --------       -------------------------------------------


Madeline Betsch                           57     Director       Currently retired;  until April 1994, was Executive
19 South 1st Street                                             Vice  President,  Director of Client  Services,  of
Minneapolis, Minnesota 55401                                    CME-KHBB  Advertising  since  May  1985,  and prior
                                                                thereto was a Vice President with  Campbell-Mithun,
                                                                Inc. (advertising agency) since February 1977.

W. William Hodgson                        75     Director       Currently  retired;  served as information  manager
1698 Dodd Road                                                  for  the   North   Central   Home   Office  of  the
Mendota Heights, Minnesota 55118                                Prudential  Insurance  Company of America from 1961
                                                                until 1984.




                                       22


George R. Long                            69     Director       Chairman of Mayfield Corp.  (financial  consultants
29 Las Brisas Way                                               and venture capitalists) since 1973.
Naples, Florida 33963

J. Peter Thompson                         68     Director       Grain  farmer  in   southwestern   Minnesota  since
Route 1                                                         1974.  Prior to that, Mr.  Thompson was employed by
Mountain Lake, Minnesota 56159                                  Paine Webber,  Jackson & Curtis,  Incorporated,  (a
                                                                diversified  financial   services  concern),   most
                                                                recently as Senior Vice President and General Partner.

Charles H. Withers                        73     Director       Currently  retired;  was  Editor  of the  Rochester
Rochester Post Bulletin                                         Post-Bulletin,   Rochester,   Minnesota  from  1960
P.O. Box 6118                                                   through March 31, 1980.
Rochester, Minnesota 55903

Keith Wirtz                               40     President      President  and  Chief  Investment  Officer  of  IAI
601 Second Avenue South                                         since 1999.  Prior to that time,  Mr. Wirtz was the
P.O. Box 357                                                    Chief   Investment   Strategist   for   TradeStreet
Minneapolis, Minnesota 55440                                    Investment Associates, Inc.

David Koehler                             62     Vice           Independent  training and marketing consultant from
601 Second Avenue South                          President      1993 to current.  Prior to that time,  Mr.  Koehler
P.O. Box 357                                                    was a partner at IAI Venture Capital Group.
Minneapolis, Minnesota 55440


Jill Stevenson                            34     Treasurer      Associate  Vice  President  and  Director  of  Fund
601 Second Avenue South                                         Administration  and  Investment  Accounting of IAI.
P.O. Box 357                                                    Ms. Stevenson has served IAI in various  capacities
Minneapolis, Minnesota 55440                                    since joining the firm in 1984.


Michael J. Radmer                         54     Secretary      Partner of Dorsey & Whitney LLP, a Minnesota  based
220 South Sixth Street                                          law firm which acts as General Counsel to the Fund.
Minneapolis, Minnesota 55402




         Each of the directors and executive officers of the Fund, other than Mr. Koehler, also serves in the same capacity for each of the 14 other mutual funds for which IAI serves as investment adviser (the "IAI Mutual Funds").

         No compensation is paid by the Fund to any officer other than David Koehler. Directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended. The Fund will pay its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed for expenses incurred in connection with attending meetings.


                                                                                Aggregate Compensation
                                                Aggregate Compensation                 from the
        Name of Person, Position                    from Bond Fund*             15 IAI Mutual Funds**
        ------------------------                    ---------------             -------------------
        Koehler, David - Vice President                  $1,694                         $35,000
        Betsch, Madeline - Director                      $1,810                         $37,200
        Hodgson, W. William - Director                   $1,810                         $37,200
        Long, George R. - Director                       $1,691                         $37,200
        Thompson, J. Peter - Director                    $1,818                         $37,200
        Withers, Charles H. - Director                   $1,890                         $37,200

-------------------------
*  For the fiscal year ended November 30, 1999.
** For the calendar year ended December 31, 1999; excludes expenses incurred in connection with attending meetings.


         The Board of Directors of the Fund has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which would implement blackout periods for certain securities, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Each access person of the Adviser is required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Fund's Board of Directors summarizing existing procedures and changes, identifying material violations and recommending any changes needed.

MANAGEMENT AGREEMENT

         Effective April 1, 1996, pursuant to a Management Agreement between the Fund and IAI, IAI has agreed to provide the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund;
(5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; and (7) the administration of payments and dividends and distributions declared by the Fund; (8) answering shareholder questions, (9) providing reports and other information and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for these services, the Fund has agreed to pay IAI an annual fee as a percentage of the Fund's average daily net assets as set forth below:

                           Daily Net Assets         Fee IAI Receives Annually
                           ----------------         -------------------------

                    For the first $100 million                1.10%*
                    For the next $150 million                 1.05%*
                    Above $250 million                        1.00%*


         * The Fund's adviser, Investment Advisers, Inc., will limit its management fee to 0.90% of average daily net assets through March 31, 2001. Although it has no current intention of doing so, IAI may discontinue this limitation at any time after March 31, 2001, upon 30 days written notice to shareholders.

         Under the Management Agreement, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering the Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.


         For the fiscal years ended November 30, 1997, 1998 and 1999, the Fund paid IAI $812,134, $651,900 and $343,615, respectively, under the Management Agreement.


         The Management Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to the Fund. The Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

         IAI's ultimate corporate parent is Lloyds TSB Group, plc ("Lloyds TSB"), a publicly held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6-8 Eastcheap, London, EC3M 1LL.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


         The Funds' custodian is Firstar Bank, N.A., P.O. Box 510, Milwaukee, Wisconsin 53201-0510.

         Firstar Mutual Fund Services, LLC acts as the Funds' transfer agent and dividend disbursing agent at P.O. Box 701, Milwaukee Wisconsin 53201-0701.


                                  LEGAL COUNSEL

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, acts as General Counsel to the Fund.


                              INDEPENDENT AUDITORS

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Fund's independent auditors.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, the Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Generally the Fund pays higher than the lowest commission rates available.

         IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by a managed fund or managed account investing in debt securities would primarily benefit managed funds and accounts investing in debt securities.

         There is no formula for the allocation by IAI of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         Although investment decisions for the Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to the Fund and such accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have detrimental effects on the Fund, as they may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

         Consistent with the Rules of Fair Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         The following table shows brokerage commissions paid by the Fund during the indicated periods. During the Fund's most recent fiscal year, no commissions were paid to brokerage firms that provided research services to IAI. Brokerage commissions have decreased from year to year as a result of decreases in the Fund's net assets.


                            Amount of Commissions
   ------------------------------------------------------------------------


         Year Ended            Year Ended               Year Ended
        November 30,           November 30,            November 30,
           1999                   1998                    1997
           ----                   ----                    ----

         $ 1,050                $ 3,075                 $ 4,350


                                  CAPITAL STOCK

         The Fund, which was created on August 18, 1977, is a separate portfolio of IAI Investment Funds I, Inc., a Minnesota corporation organized on April 22, 1977, whose shares of common stock are currently issued in two series (Series A and B). The investment portfolio represented by Series A common shares is referred to as "IAI Bond Fund." On June 25, 1993, Bond Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Bond Fund, Inc., be renamed IAI Investment Funds I, Inc.


         Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds I, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds I, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. As of November 30, 1999, the Fund had 2,212,907 shares outstanding.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of March 2, 2000, no person was a record holder or, to the knowledge of Bond Fund, beneficial owner of more than 5% of the outstanding shares of Bond Fund, except as set forth in the following table.

Name and Address                            Number              Percent
 of Shareholder                           of Shares*     of Outstanding Shares
--------------------                      ----------     ---------------------
Charles Schwab & Co., Inc.                  310,138             17.68%
SPL Custody A/C for Excl. Bnft. of Cust.
Attn:  Mutual Funds Dept. - Bon Rein.
101 Montgomery Street
San Francisco, CA 94104

-------------------------
* All shares are owned both of record and beneficially.


         As of March 2, 2000, the Fund's officers and directors as a group owned less than 1% of the Fund's outstanding shares.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The portfolio securities in which the Fund invests fluctuate in value, and hence, for the Fund, the net asset value per share also fluctuates.

         The net asset value per share of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


         On November 30, 1999, the net asset value and public offering price per share of the Fund was calculated as follows:

         NAV =    Net Assets ($19,082,514)
                  -----------------------------------         =  $8.62
                  Shares Outstanding (2,212,907)


                       PURCHASES AND REDEMPTIONS OF SHARES

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

         The Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

PURCHASES AND REDEMPTIONS IN KIND

         In extraordinary circumstances, Fund shares may be purchased in exchange for securities which are permissible investments of the Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, Fund shares may be redeemed in exchange for readily marketable securities held by the Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.


                                   TAX STATUS

         The Fund qualified during its last taxable year, and intends to qualify during its current taxable year, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will not be subject to federal income tax on income that it distributes to shareholders.

         It is not expected that distributions from the Fund will qualify for the dividends received deduction in the case of corporate shareholders since the distributions will not be derived from dividends paid by domestic corporations.

         If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price generally will result in long-term capital gain or loss to the Fund shareholder if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution. If Fund shares are sold or otherwise disposed of one year or less after the date of acquisition, the gain or loss will be short-term. Short-term capital gain is taxed at the same rates as ordinary income.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income (both long-term and short-term) for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is the Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

         Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of the Fund's assets to be invested in various countries is not known. Any amount of taxes paid by the Fund to foreign countries will reduce the amount of income available for distributions to shareholders.

         If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. If the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

         Because the Fund is required to distribute substantially all of its net investment income in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income the Fund actually receives. Accordingly, in order to make the required distribution, the Fund may be required to borrow or to liquidate securities.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of the Fund's Prospectus and this Statement of Additional Information as applicable to the Fund and its shareholders. The foregoing relates solely to federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of the Fund.

                        LIMITATION OF DIRECTOR LIABILITY

         Under Minnesota law, the Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Fund I, Inc. limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              SHAREHOLDER MEETINGS

Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders by written notice of demand given to the Chief Executive Officer or the Chief Financial Officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. An annual meeting will be held on the removal of a director or directors of the Fund if requested in writing by holders of not less than 10% of the outstanding shares of the Fund.

                              FINANCIAL STATEMENTS


         The financial statements included as part of the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1999, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Fund at no additional charge.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

RATINGS BY MOODY'S

CORPORATE BONDS

                  Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                  A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characteristizes bonds in this class.

                  B. Bonds rated B generally lack characteristics of the desirable investment. Assurances of interest and principal payment or maintenance of other terms of the contract over any long period of time may be small.

                  Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C. Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Conditional Ratings. The designation "Con." followed by a rating indicates bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings or projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or
(d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. With respect to municipal securities, those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

COMMERCIAL PAPER

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Prime - 1   Superior ability for repayment of senior short-term debt
                     obligations

         Prime - 2   Strong ability for repayment of senior short-term debt
                     obligations

         Prime - 3   Acceptable ability for repayment of senior short-term debt obligations

                  If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.


RATINGS BY S&P

CORPORATE BONDS

                  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                  B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

                  CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

                  CC. Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

                  C. The rating C typically applied to debt subordinated to senior debt which assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                  C1. The rating C1 is reserved for income bonds on which no interest is being paid.

                  D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The D rating will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for the AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

COMMERCIAL PAPER

                  A. This highest rating category indicates the greatest capacity for timely payment. Issues in this category are further defined with the designations 1, 2, and 3 to indicate the relative degree to safety.

                  A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

                  A-2. Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designed A-1.

                  A-3. Issues carrying this designation have adequate capacity for timely repayment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                IAI MUTUAL FUNDS

                           IAI INSTITUTIONAL BOND FUND























PROSPECTUS   April 1, 2000





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----
Fund Summary.............................................................................................    3
     Objective...........................................................................................    3
     Principal Investment Strategies.....................................................................    3
     Principal Risks.....................................................................................    3
     Fund Performance....................................................................................    5
     Fees and Expenses...................................................................................    6

Buying and Selling Shares................................................................................    6
     How to Buy Shares...................................................................................    6
     How to Sell Shares..................................................................................    8
     Exchange Privilege..................................................................................   10
     Authorized Telephone Trading........................................................................   11
     Statements and Confirmations........................................................................   11
     Shareholder Reports.................................................................................   11

Dividend and Capital Gains Distributions.................................................................   11

Taxes....................................................................................................   12
     Taxes on Distributions..............................................................................   12
     Taxes on Transactions...............................................................................   12


Fund Management..........................................................................................   12
     Investment Adviser..................................................................................   12
     Portfolio Manager...................................................................................   13


More Information on Investment Strategies and Risks......................................................   13
     Investment Strategies...............................................................................   13
     Effective Duration..................................................................................   14
     Temporary Defensive Investments.....................................................................   15
     Portfolio Turnover..................................................................................   15
     Principal Risks.....................................................................................   15

Financial Highlights.....................................................................................   19


                                  FUND SUMMARY

This section briefly describes the objective, principal investment strategies and principal risks of IAI Institutional Bond Fund (the "Fund"). It also provides you with information on the Fund's performance and expenses. For further information on the Fund, please read the section entitled "More Information on Investment Strategies and Risks."

OBJECTIVE

The Fund's investment objective is to provide shareholders with a high level of total return derived from a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds and other debt securities that are rated investment grade at the time of purchase or that are unrated and judged to be of comparable quality by the Fund's adviser. At least 65% of the Fund's total assets will be invested in debt securities. Although the Fund generally does not purchase common stocks directly, it may invest up to 10% of its net assets in convertible securities and preferred stock. The Fund's investments may include foreign securities. However, the Fund does not expect to invest more than 25% of its total assets in foreign securities, or more than 15% of its total assets in non-dollar denominated foreign securities.


Although the Fund invests primarily in investment grade securities, it also may invest up to 15% of its total assets in securities rated lower than investment grade at the time of purchase, or "junk bonds." However, the Fund will not invest in junk bonds rated lower than B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, judged to be of comparable quality by the Fund's adviser.


The Fund may enter into futures contracts, options on futures contracts and currency forward contracts. The Fund intends to use these derivative instruments primarily for hedging purposes, although it may use them for non-hedging purposes to a limited extent. To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions.

The Fund's adviser employs a "top-down" approach in selecting securities for the Fund. First, the adviser determines its economic outlook and the direction in which it expects interest rates to move. Based on these factors, the adviser makes duration and yield curve decisions and determines the Fund's sector allocation. Selections of individual securities that fall within the appropriate parameters are based on the adviser's analysis of the individual security and its relative value compared to other securities in the marketplace. The Fund's adviser anticipates that the average effective duration for the Fund's portfolio securities will range from 3 1/2 to 7 1/2 years. This range may change, however, due to market conditions and other economic factors.

PRINCIPAL RISKS

The principal risks that could adversely affect the Fund's share price and yield include:

o INTEREST RATE RISK. Prices of the Fund's debt securities will generally fall when interest rates rise. One measure of interest rate risk is effective duration, explained under "More Information on Investment Strategies and Risks -- Investment Strategies." The longer the Fund's effective duration, the greater its interest rate risk.

o INCOME RISK. The Fund's income could decline due to falling market interest rates.

o CREDIT RISK. The Fund is subject to the risk that the issuers of debt securities it holds will not make timely payments of interest or principal on the securities. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below.

o RISKS OF NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities.

o CALL RISK. The Fund is subject to the risk that, during periods of falling interest rates, an issuer of debt securities will "call" -- or repay -- its high-yielding bonds before their maturity date. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

o RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying the Fund's mortgage- and asset-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new investments are falling, reducing the Fund's income. On the other hand, rising interest rates could cause prepayments of the obligations to slow, which would lengthen the duration of the Fund's mortgage- and asset-backed securities and cause their prices to decline.

o RISKS OF FOREIGN SECURITIES. Investing in foreign securities typically involves risks not associated with U.S. investing. Risks of foreign investing include the risk that the Fund may experience a decline in net asset value resulting from changes in exchange rates between the U.S. dollar and foreign currencies, the risk of adverse political and economic developments, and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of Fund assets.

o RISKS OF PREFERRED STOCKS AND CONVERTIBLE SECURITIES. The risks associated with investing in preferred stocks and convertible securities are similar to the risks of investing in equity securities, including the risk that the prices of the securities will decline in response to the activities of the issuing company or in response to general market and/or economic conditions.

o RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Successful use of these instruments depends on the adviser's ability to correctly forecast the direction of market movements. The Fund's performance could be worse than if the Fund had not used these instruments if the adviser's judgment proves incorrect. In addition, even if the adviser's forecast is correct, there may be an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged.

o RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the Fund's share price. It could also diminish the Fund's investment performance if the adviser does not predict mortgage prepayments and interest rates correctly.

You can lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The bar chart and table on the left provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for the one-year, five-year and since-inception periods to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


    20% --
    15% --
    10% --
    5% --
    0% --


    -5%--             (4.24%)            15.69%         4.62%            8.49%            7.27%           (4.02%)
                       1994               1995          1996             1997             1998             1999


Best Quarter:               Quarter ended  March 31, 1995             5.42%
Worst Quarter:              Quarter ended  March 31, 1994            (3.53)%



                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                            1 YEAR                   5 YEARS            SINCE INCEPTION (11/1/93)
INSTITUTIONAL BOND FUND                    (4.02%)                    6.22%                       4.13%
LEHMAN BROTHERS AGGREGATE BOND             (0.82%)                    7.73%                       5.66%
INDEX*

-----------------------
* Includes U.S. Treasury and government agency securities, mortgage-backed obligations and corporate bonds rated investment grade or higher. All issues must have at least one year left to maturity and an outstanding par value of at least $100 million.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets. The figures below are based on expenses during the fiscal year ended November 30, 1999

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load)                                     None
         Imposed on Purchases
         Maximum Deferred Sales Charge                                   None
(Load)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(as a % of average net assets)
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                           None
         Other Expenses                                                  None
         Total Annual Fund Operating Expenses                            0.50%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year                                                            $ 51
3 years                                                           $160
5 years                                                           $280
10 years                                                          $628


                            BUYING AND SELLING SHARES

HOW TO BUY SHARES


You may purchase Fund shares either directly through the Fund or through certain securities dealers. These dealers have the responsibility to promptly transmit orders and may charge a processing fee. The Fund may reject any purchase order at any time.


MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2 million. The minimum investment requirement may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction plan.

DETERMINING YOUR PURCHASE PRICE


Your purchase price will be equal to the Fund's net asset value ("NAV") per share next calculated after your order is placed in proper form. To make sure that your order is in proper form, please follow the directions for purchasing shares given below. No sales load or commission is charged when you purchase shares. NAV is determined as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The Fund's NAV per share is computed by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. The Fund values investments for which market quotations are readily available at market value. It values short-term investments maturing within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar will affect the Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value by the Fund's Board of Directors or its delegates.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:


         Firstar Bank, N.A.
         777 E. Wisconsin Ave.
         Milwaukee, WI 55302
         ABA Number:  075000022
         Credit:  Firstar Mutual Fund Services, LLC
         Account #112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder Account #, Shareholder Name)

If you are purchasing by wire for a new account, you must do the following before you wire funds:


         o call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;

         o        obtain instructions and an application form; and


         o        complete the application and send it to:

                           IAI Mutual Funds
                           c/o Firstar Mutual Fund Services, LLC
                           P.O. Box 701
                           Milwaukee, WI 53201-0701


Your completed application must be received by the Fund before your wire is sent.

Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.

Wire orders will be accepted only on days when your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by the Fund. The Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. The Fund may reject your wire order if it does not contain the required information stated above. If the Fund rejects your wire order, your money will be returned promptly, less any costs incurred by the Fund or the Fund's transfer agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Fund or the Fund's transfer agent.

MAKING ADDITIONAL INVESTMENTS

You can make additional investments to your existing account by mail, by wire or by exchanging shares of another fund in the IAI Family of Funds for Fund shares. Additionally, you can make additional investments to your existing account directly from your bank account by utilizing the Automated Clearing House (ACH) system. If you did not establish this option when you opened your account, call IAI Shareholder Services at 1-800-945-3863.


RETIREMENT PLANS

Shares of the Fund may be an appropriate investment for various retirement plans. If you would like information about establishing an Individual Retirement Account or other retirement plan, please call IAI Shareholder Services at 1-800-945-3863.

All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.

HOW TO SELL SHARES

You may redeem your shares on any day the New York Stock Exchange is open. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by the Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.

BY MAIL

If you redeem by mail, your redemption price will be equal to the Fund's net asset value per share next determined following receipt by the Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).


To redeem by mail, send a written request to the Fund at one of the following addresses:

Regular Mail                                       Overnight Mail
------------                                       --------------
IAI Mutual Funds                          IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E Michigan St., Third Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202


Your request should include the following information:

         o        name of the Fund,

         o        account number,

         o        dollar amount or number of shares to be redeemed,

         o        name on the account, and

         o        signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if:

         o you would like the proceeds from the sale to be paid to someone other than the shareholder of record, or

         o you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:


         o You must have completed the Telephone Options section of the account application.


         o        Telephonic redemptions are limited to $50,000.

         o Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

         o        Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS


         BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:


         o A minimum amount of $1,000 is required to wire redemption proceeds.

         o Proceeds will be wired on the next business day after your redemption request.

         o Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.

To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:


         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         BY ACH. When you redeem by telephone, you may have the proceeds sent to your bank account by an Automatic Clearing House Transfer if you provided the required information at the time you opened your account. Proceeds sent by ACH transfer should be credited the second day after the redemption. ACH is an automated method of initializing payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks and credit unions. For assistance, please contact IAI Shareholder Services at 1-800-945-3863.


         BY CHECK. Normally the Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, the Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 15 days from the date of purchase.

INVOLUNTARY REDEMPTIONS

If your account balance falls below $2 million as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $2 million within six months of the date the notice was mailed, the Fund may redeem your account.

EXCHANGE PRIVILEGE

You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that fund's purchase requirements. There currently is no fee to exchange shares.


The Fund generally limits exchanges to four per calendar year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Fund may change or cancel its exchange privilege at any time.


When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes, and you may have a taxable capital gain or loss.

You may exchange shares by notifying the Fund in writing or, if you have authorized the Fund to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

         AUTOMATIC EXCHANGE PLAN

         You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

         o If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

         o Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

         o If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

         o        You may not close an account through the Automatic Exchange
                  Plan.

AUTHORIZED TELEPHONE TRADING

As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs.

Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.

The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Fund will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

STATEMENTS AND CONFIRMATIONS

Whenever you buy or sell shares of the Fund, IAI will send you a confirmation statement showing how many shares you bought or sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. Please review carefully all of the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify the Fund immediately in writing if there is an error. If you do not provide the Fund with notice of an error within 60 days of non-automatic transactions, or within 60 days of the date of your consolidated quarterly statement in the case of automatic transactions, you will be deemed to have ratified the transaction.

SHAREHOLDER REPORTS

Shareholder reports will be sent to you semi-annually. These reports contain financial information about the Fund, including a list of investment securities held. To reduce the volume of mail you receive, only one copy of Fund reports may be mailed to your household (same surname and address). Please call IAI Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.


                    DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays dividends from net investment income monthly and distributes realized capital gains, if any, annually.

When you open an account, you should specify on your application how you want to receive your distributions. The Fund offers three options:

         o full reinvestment -- your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund;

         o capital gains reinvestment -- your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; or

         o cash-- your income dividends and capital gain distributions will be paid in cash.

If you elect to receive distributions in cash, they can be sent to you by check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network.

If you do not select an option when you open your account, the Fund will automatically reinvest all distributions in additional Fund shares.

The Fund also has a Directed Dividend service which allows you to invest your dividends and/or capital gain distributions into another IAI Mutual Fund. Contact IAI Shareholder Services at 1-800-945-3863 for details.

Prior to purchasing shares of the Fund, you should consider the impact of dividend or capital gains distributions which are expected to be announced, or which have been announced but not paid. If you purchase shares shortly before the record date for such a distribution, you will pay the full price for the shares and then receive a portion of that price back shortly thereafter as a taxable distribution.

                                      TAXES

Some of the common tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. Because everyone's tax situation is unique, be sure to consult with your tax adviser.

TAXES ON DISTRIBUTIONS

The Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account).

Distributions paid from the Fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions paid from the Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The Fund's distributions are expected to consist primarily of ordinary income.

TAXES ON TRANSACTIONS

The sale or exchange of Fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

Information about the tax status of each year's distributions will be mailed annually.


                                 FUND MANAGEMENT

INVESTMENT ADVISER

Investment Advisers, Inc. ("IAI") is the Fund's investment adviser. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.

The Fund has entered into a Management Agreement with IAI under which IAI provides the Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreement for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. IAI may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing some of these services to Fund shareholders. The Management Agreement requires IAI to pay all of the Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses. The Fund pays IAI an annual fee under the Management Agreement. During its most recent fiscal year, the Fund paid IAI a management fee equal to 0.50% of the Fund's average daily net assets. Because IAI is paying the Fund's operating expenses, this fee represents the Fund's total expenses for the fiscal year.


PORTFOLIO MANAGER

Larry Hill is responsible for the Fund's day-to-day investment decisions. Mr. Hill is IAI's Chief Fixed Income Officer and has managed the Fund since it commenced operations in November 1993.


               MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES

The principal investment strategies of the Fund, which are summarized above under "Fund Summary," are described in more detail below. These are the strategies that IAI believes are most likely to be important in trying the achieve the Fund's objective. Of course, there is no guarantee that the Fund will achieve its objective. Although not considered principal strategies, you should be aware that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.

The Fund invests primarily in bonds and other debt securities that are rated investment grade at the time of purchase or that are unrated and judged by IAI to be of comparable quality. Investment grade securities are rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). Commercial paper in which the Fund invests must be rated at lease Prime-2 by Moody's or A-2 by S&P or be issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or S&P.

Debt securities in which the Fund invests may include:

                  CORPORATE DEBT OBLIGATIONS. These are debt securities such as bonds, debentures and notes issued by corporations for the purpose of raising capital by borrowing. These securities generally represent a promise by the corporation to make periodic payments of interest and to repay principal on a specified date.

                  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Treasury securities, and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued by government and non-government entities. These securities are secured by and payable from pools of mortgage loans. The Fund's investments in mortgage-backed securities may include collateralized mortgage obligations (CMOs). These are derivative mortgage securities secured by pools of mortgage loans or other mortgage-backed securities.

                  ASSET-BACKED SECURITIES. Asset-backed securities are bonds or notes backed by loan paper (such as automobile loans or home equity loans) or accounts receivable originated by banks, credit card companies or other providers of credit.

                  ZERO COUPON SECURITIES. These securities do not pay interest currently. They are issued at deep discounts from their face value and mature at their face value.

                  PAYMENT-IN-KIND BONDS. These securities pay interest through the issuance of additional securities, rather than paying cash.

                  SHORT-TERM DEBT SECURITIES. These investments may include bank certificates of deposit, bankers' acceptances and commercial paper.

Although the Fund invests primarily in investment grade securities, it also may invest up to 15% of its total assets in non-investment grade securities, or "junk bonds." However, the Fund will not invest in junk bonds rated lower than B by Moody's or S&P or, if unrated, judged to be of comparable quality by IAI. If a security is downgraded to a rating below B or, if unrated, is no longer of a quality comparable to a security rated B, as determined by IAI, the Fund may retain the security if IAI believes it to be in the Fund's best interest.

The Fund may invest in securities issued by foreign governments, supranational entities and other foreign issuers, consistent with the rating requirements discussed above. The Fund does not expect to invest more than 25% of its total assets in foreign securities, or more than 15% of its total assets in non-dollar denominated foreign securities.

The Fund may enter into futures contracts on securities, financial indexes and foreign currencies and options on those contracts, and it may enter into currency forward contracts. The Fund intends to use these derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. However, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return, provided that no more than 5% of the Fund's assets will be committed to initial margin deposits and option premiums on futures and options contracts entered into for non-hedging purposes (not including any options that are in-the-money).

To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions. In this type of transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

EFFECTIVE DURATION

The Fund anticipates that the average effective duration for its portfolio securities will range from 3 1/2 to 7 1/2 years. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, because the calculation requires assumptions about prepayment rates.

TEMPORARY DEFENSIVE INVESTMENTS

In an attempt to respond to adverse market, economic, political or other conditions, the Fund, as a temporary defensive measure, may hold up to 100% of its total assets in cash or cash equivalents and short-term securities, including money market securities. These investments may result in a lower yield than would be available from longer-term investments and may prevent the Fund from achieving its investment objective.

PORTFOLIO TURNOVER

Fund managers actively trade portfolio securities, resulting in very high portfolio turnover rates. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which could decrease Fund performance. The "Financial Highlights" section of this prospectus shows the Fund's historical portfolio turnover rate.

PRINCIPAL RISKS

The principal risks of investing in the Fund are summarized above under "Fund Summary." More information about Fund risks is presented below.

INTEREST RATE RISK

Debt securities in the Fund's portfolio will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK

The Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK

The Fund is subject to the risk that the issuers of debt securities it holds will not make payments on the securities or that the other party to a contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and the shares of the Fund. Also, a change in the credit quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below. When the Fund purchases unrated securities, it will depend on IAI's analysis of credit risk more heavily than usual.

RISKS OF NON-INVESTMENT GRADE SECURITIES

The Fund may invest in non-investment grade debt securities, which are commonly known as "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. Junk bonds generally have more volatile prices and carry more risk to principal than investment grade securities. Junk bonds may be more susceptible to real or perceived adverse economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, the secondary trading market may be less liquid than the market for investment grade securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for junk bonds.

CALL RISK

Call risk is the possibility that corporate bonds held by the Fund will be repaid prior to maturity. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specified price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. If bonds in the Fund's portfolio were called, the Fund would most likely be forced to invest the unanticipated proceeds in lower yielding securities, resulting in a decline in the Fund's income.

PREPAYMENT RISK

Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-backed securities or prepay the debt obligations underlying asset-backed securities. The Fund must reinvest the prepayments at a time when interest rates on new investments are falling, reducing the income of the Fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK

Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages and other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short or medium duration mortgage- or asset-backed security into a longer duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF FOREIGN SECURITIES

Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers. Because the Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund's portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any. Other risks include the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.

RISKS OF PREFERRED STOCKS AND CONVERTIBLE SECURITIES

Preferred stocks are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings or assets. Convertible securities are debt obligations of corporations that are convertible into or exchangeable for equity securities or debt obligations that carry the right to acquire equity securities. The risks associated with investing in preferred stocks and convertible securities are different from those traditionally associated with investing in debt securities. These risks are similar instead to the risks associated with investing in equity securities, including the risk that the prices of the securities will decline in response to the activities of the issuing company or in response to general market and/or economic conditions.

RISKS OF DOLLAR ROLL TRANSACTIONS

In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the Fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the Fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit the Fund will depend upon IAI's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the Fund increases the amount of the Fund's assets that are subject to market risk, which could increase the volatility of the Fund's share price.

RISKS OF DERIVATIVE INSTRUMENTS

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the direction that IAI anticipates;

o an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

If the Fund uses derivative instruments and if IAI's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

MANAGER RISK

IAI manages the Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute the Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objective.

                              FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


                             INSTITUTIONAL BOND FUND


                                                           YEARS ENDED NOVEMBER 30,
                                               -------------------------------------------------
                                                 1999   1998     1997     1996     1995
                                               -------------------------------------------------
NET ASSET VALUE
  Beginning of period                          $ 9.61   $ 9.49   $ 9.54   $ 9.50    $ 8.85

OPERATIONS
  Net investment income                           .64**    .64      .58      .63       .62
  Net  realized  and  unrealized  gains (losses) (.82)     .09     (.04)     .04       .66

                                               --------------------------------------------------
  TOTAL FROM OPERATIONS                          (.18)     .73      .54      .67      1.28
                                               --------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (.68)    (.61)    (.59)    (.63)     (.63)
  Capital gains                                  (.40)       -        -        -         -
                                               --------------------------------------------------
TOTAL DISTRIBUTIONS                             (1.08)    (.61)    (.59)    (.63)     (.63)
                                               --------------------------------------------------

NET ASSET VALUE
  End of period                                $ 8.35   $ 9.61   $ 9.49   $ 9.54   $ 9.50
                                               =================================================

Total investment return*                        (1.97)%   7.92%    5.97%    7.44%   14.95%

Net assets at end of period (000's           $ 23,190 $ 49,296 $108,367  $97,085 $101,429
 omitted)

RATIOS
  Expenses to average daily net assets           0.50%    0.50%    0.50%    0.50%    0.50%
  Net investment income to average               7.05%    6.24%    6.19%    6.75%     6.76%
   daily net assets
  Portfolio turnover rate (excluding            162.1%   333.3%   511.0%   323.0%   358.8%
   short-term securities)

----------------------------------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
** Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.

             FOR MORE INFORMATION ABOUT IAI INSTITUTIONAL BOND FUND

The Fund's statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain free copies of these materials by calling the Fund toll-free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the Fund is also available on the Internet. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.












SEC file number: 811 - 2747

                           IAI INSTITUTIONAL BOND FUND
                                   A SERIES OF
                          IAI INVESTMENT FUNDS I, INC.



                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 1, 2000

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS FOR IAI INSTITUTIONAL BOND FUND (THE "FUND") DATED APRIL 1, 2000, AND SHOULD BE READ IN CONJUNCTION THEREWITH. THE FINANCIAL STATEMENTS INCLUDED AS PART OF THE FUND'S ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999 ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE FUND'S PROSPECTUS AND/OR ANNUAL REPORT ARE AVAILABLE, WITHOUT CHARGE, BY WRITING OR CALLING THE FUND'S TRANSFER AGENT, FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701 (TELEPHONE NUMBER 1-800-945-3863).


                                TABLE OF CONTENTS
                                                                                                            Page
                                                                                                            ----

INVESTMENT OBJECTIVE AND STRATEGIES.....................................................................      2

INVESTMENT RESTRICTIONS.................................................................................     18

INVESTMENT PERFORMANCE..................................................................................     20

MANAGEMENT..............................................................................................     22

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.................................................     25

LEGAL COUNSEL...........................................................................................     25


INDEPENDENT AUDITORS....................................................................................     25


PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE......................................................     26

CAPITAL STOCK...........................................................................................     27

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................................     27

NET ASSET VALUE AND PUBLIC OFFERING PRICE...............................................................     27

PURCHASES AND REDEMPTIONS OF SHARES.....................................................................     28

TAX STATUS..............................................................................................     28

LIMITATION OF DIRECTOR LIABILITY........................................................................     30

SHAREHOLDER  MEETINGS...................................................................................     30

FINANCIAL STATEMENTS....................................................................................     30

APPENDIX A - RATINGS OF DEBT SECURITIES.................................................................    A-1


                       INVESTMENT OBJECTIVE AND STRATEGIES

         IAI Institutional Bond Fund (the "Fund") is a diversified series of an open-end, management investment company. The investment objective and principal investment strategies of the Fund are discussed in the Prospectus under "Fund Summary" and "More Information on Investment Strategies and Risks." The Fund's investment objective may not be changed without shareholder approval.

         Investors should understand that all investments are subject to various risks. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment strategies will be successful, or that its investment objective will be attained. Certain of the Fund's principal investment strategies are discussed in more detail below. In addition, the Fund may also use strategies and invest in securities that are not described in the Prospectus, but that are described below.

REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements relating to the securities in which it may invest. A repurchase agreement, which is functionally equivalent to a loan by the Fund, involves the purchase of securities by the Fund with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in the Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

         The Fund may engage in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Investment Advisers, Inc. ("IAI"), the Fund's investment adviser and manager. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. The Fund does not currently intend to invest more than 5% of its net assets in reverse repurchase agreements.

BANK BORROWING

         The Fund may borrow from banks for temporary or emergency purposes. If the Fund Borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund currently has a line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. The Fund does not currently intend to borrow (either from banks or through reverse repurchase agreements) an amount exceeding 5% of its net assets.

SECURITIES OF FOREIGN ISSUERS

         The Fund may invest in securities of foreign issuers. However, the Fund does not intend to invest more than 25% of the value of its total assets in non-dollar denominated securities of foreign issuers. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Furthermore, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. There is generally less government supervision and regulation of foreign bond markets, brokers and companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Fund is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair its operations as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

         The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. The expense ratio of the Fund should not be materially affected by the Fund's investment in foreign securities.

U.S. GOVERNMENT SECURITIES

         The Fund may invest in securities of, or guaranteed by, the United States Government, its agencies or instrumentalities. These securities include:

                  1. United States Treasury obligations, such as Treasury Bills (which have original maturities of one year or less), Treasury Notes (which have original maturities of one to ten years) and Treasury Bonds (which have original maturities generally greater than ten years);

                  2. obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury, such as Government National Mortgage Association ("Ginnie Mae") modified pass-through certificates;

                  3. obligations which are secured by the right of the issuer to borrow from the United States Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and

                  4. obligations which are supported by the credit of the government agency or instrumentality itself (but are not backed by the full faith and credit of the United States Government) such as securities of the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"), including pass-through securities and participation certificates thereof.

         Guarantees as to the timely payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. In the case of securities in which the Fund invests that are not backed by the "full faith and credit" of the United States government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States government itself in the event the agency or instrumentality does not meet its commitment.

         The Fund's investments in U.S. government securities may include U.S. Treasury inflation-protection securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July, and October. They have been issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and every six months the security will pay interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is based to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses.

ILLIQUID SECURITIES

         The Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

         (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

         (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

         (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

         Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

         1.       the frequency of trades and quotes for the security;

         2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

         3.       dealer undertakings to make a market in the security; and

         4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of the Fund's investments could be impaired if trading declines.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Fund may invest in variable or floating rate instruments. Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

         The Fund may purchase securities on a delayed-delivery or when-issued basis and purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, such Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         The Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

         No more than 20% of the Fund's net assets may be invested in when-issued, delayed delivery or forward commitment transactions. Of such 20%, no more than one-half (i.e., 10% of net assets) may be invested in when-issued, delayed delivery or forward commitment transactions without the intention of actually acquiring securities (i.e., dollar roll transactions).

DOLLAR ROLLS

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which such Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and lower forward price for the futures purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date appropriate liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon IAI's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities that are Agency Pass-Through Certificates, Private Pass-Throughs or collateralized mortgage obligations ("CMOs"), as defined and described below.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         The Fund may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o As discussed above with respect to pass-through mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.

ASSET-BACKED SECURITIES

         The Fund may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

         Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

ZERO COUPON BONDS

         The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

         The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

PAYMENT-IN-KIND BONDS

         The Fund may invest in bonds the interest on which may be paid in other securities rather than cash (PIKs). Typically, during a specified term prior to the bond's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in bonds, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting principles, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code.

LOWER-RATED DEBT SECURITIES

         Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

         The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet such Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

INDEXED SECURITIES

         The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of the Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         The Fund may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivable), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IAI's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Fund limits the amount of the assets that it invests in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating the financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MUNICIPAL OBLIGATIONS

         The Fund may invest in municipal bonds and other municipal obligations when these securities appear to offer more attractive returns. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivision.

         The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific a revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on municipal obligations in which the Funds may invest.

ADJUSTING INVESTMENT EXPOSURE

         Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

         Such techniques and instruments may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain, consistent with any limitations imposed by the Commodity Futures Trading Commission. See "Limitations on Futures and Options Transactions" below. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques and instruments successfully will depend on IAI's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

         SWAP AGREEMENTS. The Fund may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with the Fund's investment objective and policies.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Fund will segregate appropriate liquid assets to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

FOREIGN CURRENCY TRANSACTIONS. The Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

         In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Fund.

         FUTURES CONTRACTS. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS. When the Fund writes (i.e., sells) a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

         If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. Although the Fund intends to purchase and sell options and futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS. The Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. The Fund may engage in options and futures transactions relating to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will segregate appropriate liquid assets in the amount prescribed. These securities will be marked to market daily to assure that coverage requirements are met. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

         The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money, such amount may be excluded in computing such five percent.

                             INVESTMENT RESTRICTIONS

         The Fund is subject to certain policies and restrictions which, along with the Fund's investment objective, are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of the Fund and may be changed by the Board of Directors without shareholder approval.

         The Fund may not:

         1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

         As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

         2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         For purposes of applying this restriction, the Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

         3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

         4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts. To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33 1/3% limitation.

         5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

         7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

         For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

         8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

         9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         For purposes of applying this restriction, the Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

         11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

         13. Participate on a joint or a joint and several basis in any securities trading account.

         14. Invest more than 15% of its net assets in illiquid investments.

         15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

         Any of the Fund's investment strategies set forth in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results there from.

PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The Fund's portfolio turnover rate is set forth in the Prospectus section "Financial Highlights".

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Fund may refer to monthly, quarterly, yearly, cumulative and average annual total returns. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Monthly, quarterly and yearly total returns are computed in the same manner as cumulative total return, as set forth below.

         Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR = (ERV-P) 100
                                  -----
                                    P

         Where:            CTR      =       Cumulative total return;
                           ERV      =       ending redeemable value at the end
                                            of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period; and
                           P        =       initial payment of $1,000


         The Fund's cumulative total return from the Fund's inception on November 1, 1993 through November 30, 1999 was 30.53%.


         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    n
                              P(1+T)  = ERV

         Where:       P       =    a hypothetical initial payment of $1,000;
                      T       =    average annual total return;
                      n       =    number of years; and
                      ERV     =    ending redeemable value at the end of the
                                   period of a hypothetical $1,000 payment made at the beginning of such period.


         The average annual total returns of the Fund for the one year, five year and since inception periods ended November 30, 1999 were (1.97%), 6.73% and 4.48%, respectively.


         The Fund may quote yield figures from time to time. The "yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         The yield formula is as follows:

                                         6
                      YIELD = 2[(a-b + 1)  -1]
                                 ---
                                 cd

         Where:       a       =    dividends and interest earned during the
                                   period.
                      b       =    expenses accrued for the period (net of
                                   reimbursements).
                      c       =    the  average  daily  number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends.
                      d       =    the net asset value of the Fund at the end of
                                   the period.


         The Fund's yield for the thirty-day period ended November 30, 1999 was 8.06%.


         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance.

         The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.

         For example, (1) the Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (ii) the Salomon Brothers Broad Investment Grade Index; (iii) the Shearson Lehman Brothers Government/Corporate Bond Index; and (iv) the performance of U.S. government and corporate bonds, notes and bills. (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund;
(3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic business, investment, or financial environment in which the Fund operates; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the instruments in which the Fund invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular instruments.


                                   MANAGEMENT

         Under Minnesota law, the Fund's Board of Directors is generally responsible for the overall operation and management of the Fund.

         The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.


Name and Address                          Age    Position       Principal Occupation(s) During Past 5 Years
----------------                          ---    --------       -------------------------------------------


Madeline Betsch                           57     Director       Currently retired;  until April 1994, was Executive
19 South 1st Street                                             Vice  President,  Director of Client  Services,  of
Minneapolis, Minnesota 55401                                    CME-KHBB  Advertising  since  May  1985,  and prior
                                                                thereto was a Vice President with  Campbell-Mithun,
                                                                Inc. (advertising agency) since February 1977.

W. William Hodgson                        75     Director       Currently  retired;  served as information  manager
1698 Dodd Road                                                  for  the   North   Central   Home   Office  of  the
Mendota Heights, Minnesota 55118                                Prudential  Insurance  Company of America from 1961
                                                                until 1984.


George R. Long                            69     Director       Chairman of Mayfield Corp.  (financial  consultants
29 Las Brisas Way                                               and venture capitalists) since 1973.
Naples, Florida 33963




                                       22





J. Peter Thompson                         68     Director       Grain  farmer  in   southwestern   Minnesota  since
Route 1                                                         1974.  Prior to that, Mr.  Thompson was employed by
Mountain Lake, Minnesota 56159                                  Paine Webber,  Jackson & Curtis,  Incorporated,  (a
                                                                diversified   financial   services   concern), most
                                                                recently as Senior Vice President and General Partner.

Charles H. Withers                        73     Director       Currently  retired;  was  Editor  of the  Rochester
Rochester Post Bulletin                                         Post-Bulletin,   Rochester,   Minnesota  from  1960
P.O. Box 6118                                                   through March 31, 1980.
Rochester, Minnesota 55903

Keith Wirtz                               40     President      President  and  Chief  Investment  Officer  of  IAI
601 Second Avenue South                                         since 1999.  Prior to that time,  Mr. Wirtz was the
P.O. Box 357                                                    Chief   Investment   Strategist   for   TradeStreet
Minneapolis, Minnesota 55440                                    Investment Associates, Inc.

David Koehler                             62     Vice           Independent  training and marketing consultant from
601 Second Avenue South                          President      1993 to current.  Prior to that time,  Mr.  Koehler
P.O. Box 357                                                    was a partner at IAI Venture Capital Group.
Minneapolis, Minnesota 55440


Jill Stevenson                            34     Treasurer      Associate  Vice  President  and  Director  of  Fund
601 Second Avenue South                                         Administration  and  Investment  Accounting of IAI.
P.O. Box 357                                                    Ms. Stevenson has served IAI in various  capacities
Minneapolis, Minnesota 55440                                    since joining the firm in 1984.


Michael J. Radmer                         54     Secretary      Partner of Dorsey & Whitney LLP, a Minnesota  based
220 South Sixth Street                                          law firm which acts as General Counsel to the Fund.
Minneapolis, Minnesota 55402

         Each of the directors and executive officers of the Fund, other than Mr. Koehler, also serves in the same capacity for each of the 14 other mutual funds for which IAI serves as investment adviser (the "IAI Mutual Funds").

         No compensation is paid by the Fund to any officer other than David Koehler. Directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended. The Fund will pay its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed for expenses incurred in connection with attending meetings.

                                                                                Aggregate Compensation
                                                Aggregate Compensation                 from the
        Name of Person, Position                    from Bond Fund*             15 IAI Mutual Funds**
        ------------------------                    ---------------             -------------------

        Koehler, David - Vice President                $2,234                         $35,000
        Betsch, Madeline - Director                    $2,415                         $37,200
        Hodgson, W. William - Director                 $2,415                         $37,200
        Long, George R. - Director                     $2,329                         $37,200
        Thompson, J. Peter - Director                  $2,427                         $37,200
        Withers, Charles H. - Director                 $2,571                         $37,200

-------------------------
*   For the fiscal year ended November 30, 1999.
** For the calendar year ended December 31, 1999; excludes expenses incurred in connection with attending meetings.


       The Board of Directors of the Fund has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which would implement blackout periods for certain securities, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Each access person of the Adviser is required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Fund's Board of Directors summarizing existing procedures and changes, identifying material violations and recommending any changes needed.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENT

       Pursuant to the Investment Advisory and Administrative Services Agreement between the Fund and IAI, IAI has agreed to provide the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide to the Fund all required administrative, stock transfer, redemption, dividend disbursing and accounting services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; and (7) the administration of payments of dividends and distributions declared by the Fund. In return for such services, the Fund has agreed to pay IAI a fee of .50% per year of the Fund's average daily net assets.

         Except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering the Fund's shares, postage, fees to Directors who are not "interested persons" of the Fund, insurance premiums, and costs of attending investment conferences. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties and obligations.


         For the fiscal years ended November 30, 1997, 1998 and 1999, the Fund paid IAI $437,589, $403,313 and $208,965, respectively, pursuant to the Investment Advisory and Administrative Services Agreement.


         The Investment Advisory and Administrative Services Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to the Fund. The Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

         IAI's ultimate corporate parent is Lloyds TSB Group, plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


         The Fund's custodian is Firstar Bank, N.A., P.O. Box 510, Milwaukee, Wisconsin 53201-0510.

         Firstar Mutual Fund Services, LLC acts as the Fund's transfer agent and dividend disbursing agent at P.O. Box 701, Milwaukee Wisconsin 53201-0701.


                                  LEGAL COUNSEL

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, acts as General Counsel to the Fund.


                              INDEPENDENT AUDITORS

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Fund's independent auditors.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, the Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Generally the Fund pays higher than the lowest commission rates available.

         IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by a managed fund or managed account investing in debt securities would primarily benefit managed funds and accounts investing in debt securities.

         There is no formula for the allocation by IAI of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         Although investment decisions for the Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to the Fund and such accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have detrimental effects on the Fund, as they may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

         Consistent with the Rules of Fair Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.


         The following table shows brokerage commissions paid by the Fund during the indicated periods. Brokerage commissions have decreased from year to year as a result of decreases in the Fund's net assets. During the Fund's most recent fiscal year, no commissions were paid to brokerage firms that provided research services to IAI.
                                Amount of Commissions
--------------------------------------------------------------------------------

         Year Ended            Year Ended              Year Ended
        November 30,          November 30,            November 30,
           1999                   1998                    1997
           ----                   ----                    ----

       $   2,760             $   13,505                 $ 36,039

                                  CAPITAL STOCK

         The Fund, which was created on September 27, 1993, is a separate portfolio of IAI Investment Funds I, Inc., a Minnesota corporation organized on April 22, 1977, whose shares of common stock are currently issued in two series (Series A and B). The investment portfolio represented by Series B common shares is referred to as "IAI Institutional Bond Fund." On June 25, 1993, the Articles of Incorporation of the corporation were amended and restated to provide that the registered investment company whose corporate name had been IAI Bond Fund, Inc., be renamed IAI Investment Funds I, Inc.

         Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds I, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds I, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series B common shares. As of November 30, 1999, the Fund had 2,777,966 shares outstanding.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of March 2, 2000, no person was a record holder or, to the knowledge of the Fund, beneficial owner of more than 5% of the Fund's outstanding shares, except as set forth in the following table:


Name and Address                                               Number                     Percent
 of Shareholder                                              of Shares*            of Outstanding Shares
 --------------                                              ----------            ---------------------

Wells Fargo Bank of Texas NA TTEE                              143,655                    28.97%
The M/A/R/C, Inc. Pen 05-0173-00
Trust and Investment Svcs.
P.O. Box 9800 MAC 9139-027
Calabasas, CA 91302-9800

The Northern Trust Company                                     320,619                    64.66%
HON Industries Master Trust
P.O. Box 92956
Chicago, IL 60675-2956

-------------------------
* All shares are owned both of record and beneficially.


In addition, as of March 2, 2000, the Fund's officers and directors as a group owned less than 1% of the Fund's outstanding shares.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The portfolio securities in which the Fund invests fluctuate in value, and hence, for the Fund, the net asset value per share also fluctuates.

         The net asset value per share of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         On November 30, 1999, the net asset value and public offering price per share of the Fund was calculated as follows:

                  NAV =    Net Assets ($23,189,569)               =     $8.35
                      ----------------------------------
                        Shares Outstanding (2,777,966)


                       PURCHASES AND REDEMPTIONS OF SHARES

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

PURCHASES AND REDEMPTIONS IN KIND

         In extraordinary circumstances, Fund shares may be purchased in exchange for securities which are permissible investments of the Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, Fund shares may be redeemed in exchange for readily marketable securities held by the Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.


                                   TAX STATUS

         The Fund qualified during its last taxable year, and intends to qualify during its current taxable year, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will not be subject to federal income tax on income that it distributes to shareholders.

         It is not expected that distributions from the Fund will qualify for the dividends received deduction in the case of corporate shareholders since the distributions will not be derived from dividends paid by domestic corporations.

         If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price generally will result in long-term capital gain or loss to the Fund shareholder if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution. If Fund shares are sold or otherwise disposed of one year or less after the date of acquisition, the gain or loss will be short-term. Short-term capital gain is taxed at the same rates as ordinary income.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income (both long-term and short-term) for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is the Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

         Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of the Fund's assets to be invested in various countries is not known. Any amount of taxes paid by the Fund to foreign countries will reduce the amount of income available for distributions to shareholders.

         If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. If the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

         Because the Fund is required to distribute substantially all of its net investment income in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income the Fund actually receives. Accordingly, in order to make the required distribution, the Fund may be required to borrow or to liquidate securities.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of the Fund's Prospectus and this Statement of Additional Information as applicable to the Fund and its shareholders. The foregoing relates solely to federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of the Fund.

                        LIMITATION OF DIRECTOR LIABILITY

         Under Minnesota law, the Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds I, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              SHAREHOLDER MEETINGS

         Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders by written notice of demand given to the Chief Executive Officer or the Chief Financial Officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. An annual meeting will be held on the removal of a director or directors of the Fund if requested in writing by holders of not less than 10% of the outstanding shares of the Fund.

                              FINANCIAL STATEMENTS

         The financial statements included as part of the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1999, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Fund at no additional charge.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

RATINGS BY MOODY'S

CORPORATE BONDS

                  Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                  A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characteristizes bonds in this class.

                  B. Bonds rated B generally lack characteristics of the desirable investment. Assurances of interest and principal payment or maintenance of other terms of the contract over any long period of time may be small.

                  Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C. Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Conditional Ratings. The designation "Con." followed by a rating indicates bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings or projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or
(d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. With respect to municipal securities, those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

COMMERCIAL PAPER

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Prime - 1 Superior ability for repayment of senior short-term debt obligations

         Prime - 2 Strong ability for repayment of senior short-term debt obligations

         Prime - 3 Acceptable ability for repayment of senior short-term debt obligations

                  If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.


RATINGS BY S&P

CORPORATE BONDS

                  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                  B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

                  CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

                  CC. Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

                  C. The rating C typically applied to debt subordinated to senior debt which assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                  C1. The rating C1 is reserved for income bonds on which no interest is being paid.

                  D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The D rating will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for the AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

COMMERCIAL PAPER

                  A. This highest rating category indicates the greatest capacity for timely payment. Issues in this category are further defined with the designations 1, 2, and 3 to indicate the relative degree to safety.

                  A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

                  A-2. Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designed A-1.

                  A-3. Issues carrying this designation have adequate capacity for timely repayment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                  IAI Bond Fund and IAI Institutional Bond Fund
                                    series of
                          IAI Investment Funds I, Inc.

                                OTHER INFORMATION

Item 23.  Exhibits

         The Funds are filing or incorporating by reference the following exhibits:


         (a).1    Amended and Restated Articles of Incorporation Dated 9/16/93 (1)
         (a).2    Certificate of Designation of Series B dated 9/16/93 (1)
         (b)      Amended and Restated Bylaws as of 8/18/93 (1)
         (c)      Instruments Defining Rights of Security Holders - not applicable
         (d).1    Management Agreement (Series A) dated 4/1/96 (1)
         (d).2    Investment Advisory and Administrative Services Agreement (Series B) (1)
         (e).1    Underwriting and Distribution Agreement - not applicable
         (e).2    Dealer Sales Agreement (2)
         (e).3    Shareholder Services Agreement (2)
         (f)      Bonus or Profit Sharing Contracts - not applicable
         (g)      Custody Agreement dated 8/18/93 (1)
         (h)      Other Material Contracts - not applicable
         (i)      Legal Opinion of Dorsey & Whitney LLP*
         (j)      Consent of KPMG Peat Marwick LLP*
         (k)      Omitted Financial Statements - not applicable
         (l)      Initial Capital Agreements - not applicable
         (m)      Rule 12b-1 Plan - not applicable
         (n)      Financial Data Schedule - not applicable
         (o)      Rule 18f-3 Plan - not applicable

-------------
(1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 1, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed with the Commission on January 31, 1996. * Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------
         THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         See the section of the Prospectus entitled "Fund Management" and the section of the Statement of Additional Information entitled "Management" filed as part of this Registration Statement.

Item 25.  Indemnification

         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR PROTECTION.

         Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on January 31, 1997.

Item 26.  Business and Other Connections of the Investment Adviser

         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Fund Management" and in Part B of this Registration Statement in the section "Management."

         The following senior officers and directors of IAI are not listed in the Statement of Additional Information:

                                                                                 Other Business/Employment
         Name                               Position with Adviser                  During Past Two Years
         ----                               ---------------------                  ---------------------

         Iain D. Cheyne                     Chairman/Director                              None
         John Alexander                     Executive Vice President                       None
         Larry Ray Hill                     Executive Vice President                       None
         James Beloff                       Senior Vice President                          None
         Stephen C. Coleman                 Senior Vice President                          None
         Lindsay Johnston                   Senior Vice President                          None
         Steve Lentz                        Senior Vice President                          None
         Curt McLeod                        Senior Vice President                          None
         Deb Ratelle                        Senior Vice President                          None
         John Caravello                     Director                                       None
         Kevin McKendry                     Director                                       None
         Peter Phillips                     Director                                       None


         Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. The address of IAI International is 10 Fleet Street, London, EC4M 7RH, England. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International are Peter Norton, Senior Vice President, International Equity Investments, and Iain D. Cheyne, Director.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The address of IAI Trust Company is 3600 U.S. Bank Place, Minneapolis, Minnesota 55402. John A. Alexander is the President and a Director of IAI Trust Company.

Item 27.  Principal Underwriters

(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

         Not applicable.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         Not applicable.

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

Item 28.  Location of Accounts and Records

         STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(a) AND THE RULES UNDER THAT SECTION.

         The Custodian for Registrant is Firstar Bank, N.A., P.O. Box 510, Milwaukee, WI 53201- 0510. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant's investment portfolios are maintained by IAI. Firstar Mutual Fund Services, LLP, P.O. Box 701, Milwaukee, WI 53201-0701, acts as Registrant's transfer agent and dividend disbursing agent.

Item 29.  Management Services

         PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY
MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

         Not applicable.

Item 30.  Undertakings

         IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of March, 2000.

                                   IAI INVESTMENT FUNDS I, INC.
                                   (Registrant)


                                   By:  /s/ Keith Wiltz
                                        ----------------------
                                        Keith Wiltz, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  /s/ Keith Wiltz                               President (principal executive               March 30, 2000
----------------------------------------------  officer)
Keith Wiltz

  /s/ Jill Stevenson                            Treasurer (principal financial and           March 30, 2000
---------------------------------------------   accounting officer)
Jill Stevenson

Madeline Betsch*                                Director

W. William Hodgson*                             Director

George R. Long*                                 Director

J. Peter Thompson*                              Director

Charles H. Withers*                             Director


*By:    /s/ William C. Joas                                                                  March 30, 2000
      -----------------------------------------------
          William C. Joas, Attorney-in-Fact

* Registrant's directors executing Powers of Attorney dated August 18, 1993, filed with the Commission on June 28, 1994.